Participant Class Prospectus | Government Portfolio
Government Portfolio
Objective
The Government Portfolio (the "Portfolio") seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Participant Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Participant Class Prospectus Government Portfolio Participant Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.06%
Shareholder Service Fee	0.25%
Total Annual Portfolio Operating Expenses	0.71%	[1]
Fee Waiver and/or Expense Reimbursement	0.01%	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	[1]
[1]	The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Participant Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Participant Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Participant Class Prospectus | Government Portfolio | Participant Class | USD ($)	72	226	394	882

Principal Investment Strategies

The Portfolio intends to qualify as a "government money market fund" under federal regulations. The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Portfolio may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Money Market Fund Regulation. The SEC recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a "government money market fund," which allows the Portfolio to continue to seek a stable NAV. The Portfolio will also not impose a liquidity fee or temporarily suspend redemptions in the event that the Portfolio's weekly liquid assets fall below specified regulatory thresholds.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Participant Class shares from year-to-year and by showing the average annual returns of the Portfolio's Participant Class shares for the one, five and 10 year periods. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

High Quarter	12/31/06	1.20%
Low Quarter	3/31/11	0.00%

Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Returns	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
Participant Class Prospectus | Government Portfolio | Participant Class	0.04%	0.04%	1.11%

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.